Note 20 - Lease Liabilities - Movement in Lease Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance		$ 21,936	$ 5,847
Initial adoption of IFRS 16			3,682
Additions		2,494	14,706
Remeasurements		2,779	1,918
Finance costs		1,479	1,142
Repayments of principal		(7,706)	(5,213)
Payments of finance costs		(126)	(397)
Foreign exchange loss		(281)	251
Balance		20,575	21,936
Current portion of lease liabilities		5,358	6,920
Non-current portion of lease liabilities		15,217	15,016
Finance leases [member]
Statement Line Items [Line Items]
Balance	[1]	50	409
Initial adoption of IFRS 16	[1]
Additions	[1]
Remeasurements	[1]
Finance costs	[1]		18
Repayments of principal	[1]	(50)	(359)
Payments of finance costs	[1]		(18)
Foreign exchange loss	[1]
Balance	[1]		50
Current portion of lease liabilities	[1]		50
Non-current portion of lease liabilities	[1]
Operating leases [member]
Statement Line Items [Line Items]
Balance	[2]	18,951
Initial adoption of IFRS 16	[2]		3,682
Additions	[2]	2,494	14,706
Remeasurements	[2]	2,779	1,918
Finance costs	[2]	1,396	789
Repayments of principal	[2]	(5,353)	(2,395)
Payments of finance costs	[2]
Foreign exchange loss	[2]	(281)	251
Balance	[2]	19,986	18,951
Current portion of lease liabilities	[2]	4,820	4,518
Non-current portion of lease liabilities	[2]	15,166	14,433
Equipment Financing [member]
Statement Line Items [Line Items]
Balance	[3]	2,935	5,438
Initial adoption of IFRS 16	[3]
Additions	[3]
Remeasurements	[3]
Finance costs	[3]	83	335
Repayments of principal	[3]	(2,303)	(2,459)
Payments of finance costs	[3]	(126)	(379)
Foreign exchange loss	[3]
Balance	[3]	589	2,935
Current portion of lease liabilities	[3]	538	2,352
Non-current portion of lease liabilities	[3]	$ 51	$ 583

[1]	From time to time, the Company may purchase equipment under finance leases with terms ranging from 24 to 48 months. As at December 31, 2020, the Company has fully repaid all of its finance leases and all pledges on related property, plant and equipment have been released.
[2]	Operating leases primarily relate to equipment and building rental contracts, land easement contracts and service contracts that contain embedded leases for property, plant and equipment. These operating leases have remaining lease terms of one to ten years, some of which include options to terminate the leases within a year, with incremental borrowing rates ranging from 5.8% to 12.4%. During the year ended December 31, 2020 and 2019, the amounts of lease payments recognized in the profit and loss are summarized as follows: Year Ended December 31, 2020 Year Ended December 31, 2019 Expenses relating to variable lease payments not included in the measurement of lease liability $ 25,560 $ 14,241 Expenses relating to short-term leases 19,607 42,994 Expenses relating to low value leases 81 — $ 45,248 $ 57,235
[3]	During 2017, the Company entered into a $7.9 million credit facility with repayment terms ranging from 12 to 16 equal quarterly installments in principal plus related interest. The facility bears an interest rate of LIBOR plus 4.60%. Proceeds from the equipment financing were primarily used for the purchase and rehabilitation of property, plant and equipment. The equipment financing is secured by certain equipment of the Company and is subject to various covenants, including the requirement for First Majestic to maintain a leverage ratio based on total debt to rolling four quarters adjusted EBITDA. As at December 31, 2020 and year ended December 31, 2019, the Company was in compliance with these covenants. As at December 31, 2020, the net book value of property, plant and equipment includes $1.9 million (2019 - $3.3 million) of equipment pledged as security for the equipment financing.